Income taxes - Summary of NOLs by country of origin (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 317,513
Brazil
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	151,914
Argentina
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	51,073
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	83,948
Mexico
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	29,674
Chile
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	766
Peru
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 138